Leases - Schedule Of Supplemental Cash Flow Information Related To Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,438	$ 629
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 13,498	$ 2,887